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MFS Limited Maturity Fund
MFS® Limited Maturity Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated March 1, 2022, to the Prospectus dated August 27, 2021.

MFS® Limited Maturity Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Limited Maturity Fund	A		B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		none	none	none	none	none	none	none	none	2.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none	none	4.00%	1.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Limited Maturity Fund		A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Management Fee		0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none	0.25%	1.00%	1.00%
Other Expenses		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.08%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		0.77%	1.52%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.45%	0.82%	1.57%	1.57%
Fee Reductions and/or Expense Reimbursements	[1]	(0.19%)	(0.19%)	(0.09%)	(0.09%)	(0.09%)	(0.19%)	(0.09%)	(0.09%)	(0.09%)	(0.19%)	(0.19%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.58%	1.33%	1.43%	0.43%	1.43%	0.83%	0.68%	0.43%	0.36%	0.63%	1.38%	1.48%
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFD has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFS has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc.) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Limited Maturity Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
A		308	461	639	1,153
B	[1]	535	751	1,001	1,584
C	[1]	246	466	815	1,598
I		44	152	277	639
529A		313	476	665	1,211
529B	[1]	541	767	1,027	1,640
529C	[1]	251	482	842	1,653
R1		146	466	815	1,800
R2		85	295	535	1,221
R3		69	232	414	941
R4		44	152	277	639
R6		37	130	238	553
[1]	Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Expense Example No Redemption - MFS Limited Maturity Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	[1]	135	451	801	1,584
C	[1]	146	466	815	1,598
529B	[1]	141	467	827	1,640
529C	[1]	151	482	842	1,653
[1]	Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.